Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Minimum Future Commitments Under Contractual Agreements

	Principal Portion and
	Estimated Interest
	Lease	Long-Term	Purchase	Capital	Other
December 31, 2024	Liabilities	Debt	Commitments	Commitments	Commitments	Total
Within 1 year	406	1,508	1,039	77	189	3,219
1 to 3 years	503	1,863	75	22	222	2,685
3 to 5 years	237	2,193	43	‐	80	2,553
Over 5 years	448	10,193	178	‐	122	10,941
Total	1,594	15,757	1,335	99	613	19,398